Contingencies and Other Matters	12 Months Ended
Dec. 31, 2018
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Contingencies and Other Matters

NOTE 31	CONTINGENCIES AND OTHER MATTERS

Contingent liabilities, which are not recognized in the consolidated financial statements but may be disclosed, are possible obligations as a result of uncertain future events outside the control of the Company, or present obligations not recognized because the amount cannot be sufficiently measured or payment is not probable.

Accounting Policies	Accounting Estimates and Judgments

Generally, a contingent liability arises from past events and is:

•  a possible obligation whose existence will be confirmed only by one or more uncertain future events or non-events outside the control of the Company; or

•  a present obligation not recognized because it is not probable an outflow of resources will be required to settle the obligation, or a reliable estimate of the amount cannot be made.

Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Where the Company is jointly and severally liable for an obligation, the part of the obligation that is expected to be met by other parties is treated as a contingent liability.

The following judgments are required to determine the Company’s exposure to possible losses and gains related to environmental matters and other various claims and lawsuits pending:

•  prediction of the outcome of uncertain events (i.e., being virtually certain, probable, remote or undeterminable);

•  determination of whether recognition or disclosure in the consolidated financial statements is required; and

•  estimation of potential financial effects.

Where no amounts are recognized, such amounts are contingent and disclosure may be appropriate. While the amount disclosed in the consolidated financial statements may not be material, the potential for large liabilities exists and, therefore, these estimates could have a material impact on the Company’s consolidated financial statements.

Supporting Information

Canpotex

Nutrien is a shareholder in Canpotex, which markets Canadian potash outside of Canada and the United States. Should any operating losses or other liabilities be incurred by Canpotex, the shareholders have contractually agreed to reimburse it for such losses or liabilities in proportion to each shareholder’s productive capacity. Through December 31, 2018, there were no such operating losses or other liabilities.

Mining Risk

The risk of underground water inflows and other underground risks is insured on a limited basis, subject to insurance market availability.

Legal and Other Matters

The Company is engaged in ongoing site assessment and/or remediation activities at a number of facilities and sites, and anticipated costs associated with these matters are added to accrued environmental costs in the manner described in Note 20.

Environmental Remediation

The Company has established provisions for environmental site assessment and/or remediation matters to the extent that expenses associated with those matters are considered likely to be incurred by the Company. Except for the uncertainties described below, the Company does not believe that its future obligations with respect to these matters are reasonably likely to have a material adverse effect on its consolidated financial statements.

Legal matters with significant uncertainties include the following:

•	The US Environmental Protection Agency (“EPA”) has an ongoing enforcement initiative directed at the phosphate industry related to the scope of an exemption for mineral processing wastes under the US Resource Conservation and Recovery Act (“RCRA”). This initiative affects the Conda Phosphate plant previously owned by Nu-West Industries, Inc. (“Nu-West”), a wholly owned subsidiary of Agrium, and the Nutrien phosphoric acid facilities in Aurora, North Carolina; Geismar, Louisiana; and White Springs, Florida. All of these facilities received US EPA notices of violation (“NOVs”) that remain outstanding for alleged violations of RCRA and various other environmental laws. Notwithstanding the sale of the Conda Phosphate operations in January of 2018, Nu-West remains responsible for environmental liabilities attributable to its historic activities and for resolution of the NOVs. All of the facilities have been and continue to be involved in ongoing discussions with the US EPA, the US Department of Justice (“DOJ”) and the related state agencies to resolve these matters. Due to the nature of the allegations, Nutrien is uncertain as to how the matters will be resolved. Based on settlements with other members of the phosphate industry, Nutrien expects that a resolution could involve any or all of the following: 1) penalties, which Nutrien currently believes will not be material; 2) modification of certain operating practices; 3) capital improvement projects; 4) providing financial assurance for the future closure, maintenance and monitoring costs for the phosphogypsum stack system; and, 5) addressing findings resulting from RCRA section 3013 site investigations undertaken voluntarily in response to the NOVs.

•	In August 2015, the US EPA finalized amendments to the hazardous air pollutant emission standards for phosphoric acid manufacturing and phosphate fertilizer production (“Final Rule”). Required emissions testing at the Company’s Aurora facility in 2016 indicated alleged exceedances of the mercury emission limits that were established by the Final Rule. The Company has communicated with the relevant agencies about this issue and petitioned the US EPA to reconsider the mercury emission limits. The facility also entered into an agreed order with the North Carolina Department of Environmental Quality in November 2016 to resolve the alleged mercury exceedances and provide a plan and schedule for evaluating alternative compliance strategies. Given the pending legal issues and the Company’s evaluation of alternative compliance strategies, the resulting cost of compliance with the various provisions of the Final Rule cannot be predicted with reasonable certainty at this time.

•	The Company operates in countries which are parties to the Paris Agreement adopted in December 2015 pursuant to the United Nations Framework Convention on Climate Change. Each country that is a party to the Paris Agreement submitted an Intended Nationally Determined Contribution (“INDC”) toward the control of greenhouse gas emissions. The impacts on the Company’s operations of these INDCs and other national and local efforts to limit or tax greenhouse gas emissions cannot be determined with any certainty at this time.

In addition, various other claims and lawsuits are pending against the Company in the ordinary course of business. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Company’s belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial statements.

The breadth of the Company’s operations and the global complexity of tax regulations require assessments of uncertainties and judgments in estimating the taxes it will ultimately pay. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities in various jurisdictions, outcomes of tax litigation and resolution of disputes arising from federal, provincial, state and local tax audits. The resolution of these uncertainties and the associated final taxes may result in adjustments to the Company’s tax assets and tax liabilities.

The Company owns facilities that have been either permanently or indefinitely shut down. It expects to incur nominal annual expenditures for site security and other maintenance costs at certain of these facilities. Should the facilities be dismantled, certain other shutdown-related costs may be incurred. Such costs are not expected to have a material adverse effect on the Company’s consolidated financial statements and would be recognized and recorded in the period in which they are incurred.